INCOME TAX (EXPENSE)/CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (30,730)	$ (36,927)	$ (43,780)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(17,296)	(12,922)	(22,354)
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(315)	(104)	(33)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (13,119)	$ (23,901)	$ (21,393)